Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ 71,000	$ (33,000)	$ 79,000
Number of employees retired during the year | employee	0	0
Provisions	$ 2,273,000	$ 2,137,000	1,643,000
Effect of application of the IFRS IC decision on IAS 19
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income			26,000
Provisions			13,000
Effect of application of the IFRS IC decision on IAS 19 | FRANCE
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ (71,000)	$ 20,000	$ (9,000)